Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statement Of Income And Comprehensive Income [Abstract]
Net income (loss)	$ 4,433	$ 5,293	$ 12,895	$ 55,288	$ 42,145
Other comprehensive income (loss):
Foreign currency translation adjustment	(1,095)	(199)	(512)	522	793
Less: Income tax expense (benefit) on other comprehensive income (loss)	(477)	(69)	(63)	53	280
Comprehensive income (loss)	3,815	5,163	12,446	55,757	42,658
Less: Comprehensive income attributable to noncontrolling interest	315	273	382	263	583
Comprehensive income (loss) attributable to Global Brass and Copper Holdings, Inc.	$ 3,500	$ 4,890	$ 12,064	$ 55,494	$ 42,075